S000058037 [Member] Investment Objectives and Goals - iShares ESG Aware USD Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG AWARE USD CORPORATE BOND ETFSUSC | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index.